MTB GROUP OF FUNDS

Supplement dated March 15, 2004 to the Combined Retail Prospectus and Combined Retail Statement of Additional Information dated August 25, 2003 and the Combined Institutional Prospectus and Combined Institutional Statement of Additional Information dated August 25, 2003


1. Please update your Combined Retail Prospectus with the following changes in the "What Do Shares Cost?" section:

     o Effective immediately, the minimum initial IRA investment has been increased from $250 to $500 (page 95);

     o Effective April 1, 2004, the Letter of Intent (LOI) timeframe to purchase additional Shares to reduce the sales charge has been reduced from 18 months to 13 months (page 96 of the Combined Retail Prospectus and page 31 of the Combined Retail Statement of Additional Information). Pre-existing LOIs remain at 18 months.

2. In the subsections regarding reducing or eliminating sales charges in your Combined Retail Prospectus, please note the following:

     o The term "immediate family member" (page 96) shall be defined by reference to Section 2(a)(19) of the Investment Company Act of 1940 - currently, this definition includes "any parent, spouse of a parent, child, spouse of a child, spouse, brother, or sister, and includes step and adoptive relationships of these people;"

     o Effective April 1, 2004, the reduction in sales charges for Bank@Work customers of M&T Bank is discontinued (page 96);

o    Effective  immediately,  the following sales charge waiver is discontinued:
     "The sales charge may be eliminated when you purchase Shares - within 60 days of redeeming shares of any other mutual fund which was sold with a sales charge or commission or fixed or variable rate annuities of an equal or lesser amount" (page 96); the corresponding subsection "What Do Shares Cost - Purchases with Proceeds from Redemptions of Mutual Fund Shares or Annuities" on page 31 of your Combined Retail Statement of Additonal Information also is discontinued.

3. Each of the Funds is permitted to engage in securities lending. The following language is added to the "Principal Securities of the Funds"
     section in your  Combined  Retail  Prospectus  and  Combined  Institutional
     Prospectus:

"Securities Lending

The Funds may lend portfolio securities to borrowers that the Advisor deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks."



                                                                  March 15, 2004




The following information was contained in a previous supplement dated December 30, 2003 and has been restated for your reference. You may discard the previous supplement.

1. Effective December 31, 2003, J. Eric Leo has resigned as a co-portfolio manager of MTB Social Balanced Fund, MTB Balanced Fund, and MTB Multi Cap Growth Fund. Allen J. Ashcroft, Jr. and James M. Hannan remain as co-portfolio managers for both MTB Social Balanced Fund and MTB Balanced Fund. Thomas D. DeHudy remains as the portfolio manager for MTB Multi-Cap Growth Fund.

2. Effective December 15, 2003, H. Giles Knight has resigned as a co-portfolio manager of MTB Small Cap Growth Fund. James Thorne remains as the portfolio manager for MTB Small Cap Growth Fund.

3. Effective December 16, 2003, Federated Investment Management Company is no longer the sub-adviser for MTB New York Tax-Free Money Market Fund. MTB Investment Advisors, Inc. will manage this Fund.

4. Please remove the phrase "(except for MTB Money Market Fund)" from the first paragraph of the section entitled "Sales Charge When You Redeem - Class B Shares and Class C Shares" on page 97 of the Combined Retail Prospectus. In addition, please add the following language as the third paragraph of this section:

"Class B Shares  acquired in  exchanges  (including  shares of MTB Money  Market
Fund) will continue to remain subject to the CDSC, if applicable, until the applicable holding period expires. If you purchase Class B Shares of MTB Money Market Fund directly rather than through exchanges, you will not be subject to the CDSC."

Also, please replace the table under the heading "Fees and Expenses - Shareholder Fees" in the MTB Money Market Fund section on page 10 of the Combined Retail Prospectus with the following table:

---------------------------------------------------------------------------
Shareholder Fees
---------------------------------------------------------------------------
Fees Paid Directly From Your Investment
                                               Class A           Class B

Maximum Sales Charge (Load) Imposed             None              None
on Purchases (as a percentage of offering price)

Maximum Deferred Sales Charge                   None              5.00%(1)
(Load) (as a percentage of offering price or redemption proceeds as applicable)

Maximum Sales Charge (Load) Imposed             None              None
On Reinvested Dividends (and other
Distributions) (as a percentage of offering price)

Redemption Fee (as a percentage of amount       None              None
redeemed, if applicable)

Exchange Fee                                    None              None

Finally, please insert the following new footnote "(1)" beneath the table titled "Fees and Expenses - Annual Fund Operating Expenses," and re-number the remaining footnotes:

"(1) A sales charge is imposed if you sell Class B Shares within six years of your purchase with the proceeds of an exchange from another Fund. The sales charge will be equal to the charge that would have applied had Class B Shares of the other Fund not been exchanged. See "Sales Charge When You Redeem - Class B Shares and Class C Shares."

5. Please replace the third paragraph in the section "How to Purchase Shares - Placing Your Order" on page 98 of the Combined Retail Prospectus and page 86 of the Combined Institutional Prospectus with the following paragraph:

"The Funds reserve the right to reject any purchase request. This includes, for example, a request from any individual or group who, in a Fund's view, is likely to engage in excessive trading that is believed by Fund's management or its advisor to be detrimental to a Fund and other shareholders."

6. Please replace the second sentence in the eighth paragraph in the section "How to Exchange Shares" on page 101 of the Combined Retail Prospectus with the following sentence:

"The Fund's management or advisor may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is believed to be detrimental to a Fund and other shareholders."

The following information was contained in a previous supplement dated September 10, 2003 and has been restated for your reference. You may discard the previous supplement.

Please be advised that the current description of the MTB Multi Cap Growth Fund's (the "Fund") strategy will be clarified to reflect that "well-known, established companies" refers to "large-size companies, " and that the market capitalizations of the companies in which the Fund invests also includes companies with large market capitalizations (thus, including companies greater than $15 billion). While the Fund's goal of long-term capital appreciation will not change, its investment strategy will be restated as follows:

"The Fund seeks its investment goal by investing, under normal market conditions, at least 80% of the value of its assets in common stocks and securities convertible into common stocks of small-, mid- and large-size companies. These companies generally fall into the following dollar ranges of market capitalizations, which are measured at time of purchase: small-cap ($2 billion or less); mid-cap ($1 billion to $15 billion); and large-cap ($3 billion or more).

The Fund's Advisor will shift the emphasis among companies in the various market capitalization categories according to changes in economic conditions and other factors. In selecting securities for the Fund, the Advisor considers each company's current financial strength, as well as its revenue and earnings growth and the valuation of its stock. In doing so, the Fund's Advisor will seek to build a broadly diversified portfolio of stocks with above-average capital growth potential."

Although the above modifies the description of the Fund's investment strategy, it will not change the historic investment approach of the Fund. The Fund is continuing to pursue its investment goal of long-term capital appreciation by investing in equity securities of various market capitalizations, including small-, mid- and large-capitalization companies. As such, the Fund will shift its emphasis to a particular capitalization weighting according to changes in economic conditions and based on the greatest potential for growth. The Fund will continue this investment style in the future.

Please note that the absence of any industry-standard definitions of market capitalizations causes market capitalization ranges to overlap, depending on which indices are used as sources of those ranges. In addition, the capitalizations of companies within each index also change over time, further causing the capitalization ranges to expand or contract over time.



Edgewood Services, Inc., Distributor


CUSIP 55376V861               CUSIP 55376T205               CUSIP 55376T254
CUSIP 55376V804               CUSIP 55376T403               CUSIP 55376V309
CUSIP 55376V200               CUSIP 55376T502               CUSIP 55376V408
CUSIP 55376T450               CUSIP 55376T684               CUSIP 55376T445
CUSIP 55376T462               CUSIP 55376T676               CUSIP 55376T437
CUSIP 55376T338               CUSIP 55376T700               CUSIP 55376T429
CUSIP 55376T270               CUSIP 55376T809               CUSIP 55376T411
CUSIP 55376T247               CUSIP 55376T726               CUSIP 55376T841
CUSIP 55376T239               CUSIP 55376T718               CUSIP 55376T320
CUSIP 55376T213               CUSIP 55376T767               CUSIP 55376T221
CUSIP 55376T197               CUSIP 55376T759               CUSIP 55376V705
CUSIP 55376V507               CUSIP 55376T395               CUSIP 55376T346
CUSIP 55376V606               CUSIP 55376T387               CUSIP 55376T288
CUSIP 55376T361               CUSIP 55376T494               CUSIP 55376T544
CUSIP 55376T353               CUSIP 55376T486               CUSIP 55376T189
CUSIP 55376T312               CUSIP 55376T536               CUSIP 55376T858
CUSIP 55376T296               CUSIP 55376T528               CUSIP 55376T817
CUSIP 55376T569               CUSIP 55376T130               CUSIP 55376T304
CUSIP 55376T551               CUSIP 55376T122               CUSIP 55376V101
CUSIP 55376T833               CUSIP 55376T171               CUSIP 55376T601
CUSIP 55376T825               CUSIP 55376T163               CUSIP 55376T668
CUSIP 55376T874               CUSIP 55376T155               CUSIP 55376T882
CUSIP 55376T866               CUSIP 55376T791               CUSIP 55376T692
CUSIP 55376T627               CUSIP 55376T783               CUSIP 55376T742
CUSIP 55376T619               CUSIP 55376V853               CUSIP 55376T379
CUSIP 55376T593               CUSIP 55376V846               CUSIP 55376T478
CUSIP 55376T585               CUSIP 55376V838               CUSIP 55376T510
CUSIP 55376T643               CUSIP 55376V887               CUSIP 55376T114
CUSIP 55376T635               CUSIP 55376V879               CUSIP 55376T148
CUSIP 55376T106               CUSIP 55376T262               CUSIP 55376T775

30232 (3/04)












MTB GROUP OF FUNDS

Supplement dated March 15, 2004 to the Combined Retail Prospectus and Combined Retail Statement of Additional Information dated August 25, 2003 and the Combined Institutional Prospectus and Combined Institutional Statement of Additional Information dated August 25, 2003


1. Please update your Combined Retail Prospectus with the following changes in the "What Do Shares Cost?" section:

o    Effective  immediately,   the  minimum  initial  IRA  investment  has  been
     increased from $250 to $500 (page 95);

o Effective April 1, 2004, the Letter of Intent (LOI) timeframe to purchase additional Shares to reduce the sales charge has been reduced from 18 months to 13 months (page 96 of the Combined Retail Prospectus and page 31 of the Combined Retail Statement of Additional Information). Pre-existing LOIs remain at 18 months.

2. In the subsections regarding reducing or eliminating sales charges in your Combined Retail Prospectus, please note the following:

o The term "immediate family member" (page 96) shall be defined by reference to Section 2(a)(19) of the Investment Company Act of 1940 - currently, this definition includes "any parent, spouse of a parent, child, spouse of a child, spouse, brother, or sister, and includes step and adoptive relationships of these people;"

o Effective April 1, 2004, the reduction in sales charges for Bank@Work customers of M&T Bank is discontinued (page 96);

o    Effective  immediately,  the following sales charge waiver is discontinued:
     "The sales charge may be eliminated when you purchase Shares - within 60 days of redeeming shares of any other mutual fund which was sold with a sales charge or commission or fixed or variable rate annuities of an equal or lesser amount" (page 96); the corresponding subsection "What Do Shares Cost - Purchases with Proceeds from Redemptions of Mutual Fund Shares or Annuities" on page 31 of your Combined Retail Statement of Additonal Information also is discontinued.

3. Each of the Funds is permitted to engage in securities lending. The following language is added to the "Principal Securities of the Funds"
     section in your  Combined  Retail  Prospectus  and  Combined  Institutional
     Prospectus:

"Securities Lending

The Funds may lend portfolio securities to borrowers that the Advisor deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks."



                                                                  March 15, 2004


Edgewood Services, Inc., Distributor


CUSIP 55376V861               CUSIP 55376T205               CUSIP 55376T254
CUSIP 55376V804               CUSIP 55376T403               CUSIP 55376V309
CUSIP 55376V200               CUSIP 55376T502               CUSIP 55376V408
CUSIP 55376T450               CUSIP 55376T684               CUSIP 55376T445
CUSIP 55376T462               CUSIP 55376T676               CUSIP 55376T437
CUSIP 55376T338               CUSIP 55376T700               CUSIP 55376T429
CUSIP 55376T270               CUSIP 55376T809               CUSIP 55376T411
CUSIP 55376T247               CUSIP 55376T726               CUSIP 55376T841
CUSIP 55376T239               CUSIP 55376T718               CUSIP 55376T320
CUSIP 55376T213               CUSIP 55376T767               CUSIP 55376T221
CUSIP 55376T197               CUSIP 55376T759               CUSIP 55376V705
CUSIP 55376V507               CUSIP 55376T395               CUSIP 55376T346
CUSIP 55376V606               CUSIP 55376T387               CUSIP 55376T288
CUSIP 55376T361               CUSIP 55376T494               CUSIP 55376T544
CUSIP 55376T353               CUSIP 55376T486               CUSIP 55376T189
CUSIP 55376T312               CUSIP 55376T536               CUSIP 55376T858
CUSIP 55376T296               CUSIP 55376T528               CUSIP 55376T817
CUSIP 55376T569               CUSIP 55376T130               CUSIP 55376T304
CUSIP 55376T551               CUSIP 55376T122               CUSIP 55376V101
CUSIP 55376T833               CUSIP 55376T171               CUSIP 55376T601
CUSIP 55376T825               CUSIP 55376T163               CUSIP 55376T668
CUSIP 55376T874               CUSIP 55376T155               CUSIP 55376T882
CUSIP 55376T866               CUSIP 55376T791               CUSIP 55376T692
CUSIP 55376T627               CUSIP 55376T783               CUSIP 55376T742
CUSIP 55376T619               CUSIP 55376V853               CUSIP 55376T379
CUSIP 55376T593               CUSIP 55376V846               CUSIP 55376T478
CUSIP 55376T585               CUSIP 55376V838               CUSIP 55376T510
CUSIP 55376T643               CUSIP 55376V887               CUSIP 55376T114
CUSIP 55376T635               CUSIP 55376V879               CUSIP 55376T148
CUSIP 55376T106               CUSIP 55376T262               CUSIP 55376T775

30231 (3/04)